INVESTMENTS IN EQUITY METHOD INVESTEES	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2011 and 2012 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2011	2012
	$	$
The Group's proportionate share of equity in the net assets of equity investees	67	8
Less: Accumulated impairment losses recognized	(36)	(8)

Investments in equity investees reported in the consolidated balance sheet	31	-

On January 25, 2000, the Group made cash investment of $31 in its 50% equity interest in Kienzle U.S.A. Limited ("Kienzle USA"), a company incorporated in the United States of America to sell clocks. Kienzle USA has been inactive since September 2002 and has been deregistered in 2012. Such investment was fully written-off as of March 31, 2012.

On August 5, 2003, the Group acquired a 50% equity interest in Kayser Technik (Overseas) Inc. (K.T.I.) ("Kayser Technik (Overseas)") (formerly known as Kayser Photo (Overseas) Corp. (K.P.C.)), a company incorporated in the Republic of Panama, for cash consideration of $5. Kayser Technik (Overseas) was engaged in the trading of camera batteries, films and disposable cameras and became inactive. Such investment was fully impaired as of March 31, 2010.

On April 30, 2009, the Group made cash investment of $3 in its 50% equity interest in Xenon Automation Asia Limited ("Xenon Automation"), a company incorporated in Hong Kong. Xenon Automation was formed to design, manufacture and provide maintenance services for German-designed automation equipment to be used in the manufacturing process of industrial companies in Asia. The Group has accounted for this investment using the equity method of accounting.